UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stan Gonzalez
Title:    Chief Financial Officer
Phone:    212-622-7713


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez                New York, New York           February 9, 2009
------------------              ----------------------         ----------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $53,646
                                         (thousands)


List of Other Included Managers: NONE


                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP


COLUMN 1                         COLUMN  2    COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8

                                 TITLE OF                 VALUE      SHRS OR SH/ PUT/   INVSMT    OTHR           VOTING AUTHORITY
NAME OF ISSUER                   CLASS        CUSIP       (X$1000)   PRN AMT PRN CALL   DSCRTN    MGRS       SOLE      SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
CHECK POINT SOFTWARE TECH LT     ORD          M22465104    3,394     178,720 SH          Sole                178,720
RESEARCH IN MOTION LTD           COM          760975102    1,623      40,000 SH          Sole                 40,000
APPLE INC                        COM          037833100    2,646      31,000 SH          Sole                 31,000
BLUE COAT SYSTEMS INC            COM NEW      09534T508      767      91,265 SH          Sole                 91,265
BMC SOFTWARE INC                 COM          055921100    2,979     110,700 SH          Sole                110,700
CEVA INC                         COM          157210105    2,375     339,259 SH          Sole                339,259
CISCO SYS INC                    COM          17275R102    3,505     215,000 SH          Sole                215,000
CITRIX SYS INC                   COM          177376100    1,886      80,000 SH          Sole                 80,000
COMMVAULT SYSTEMS INC            COM          204166102    1,493     111,313 SH          Sole                111,313
MARVELL TECHNOLOGIES GROUP LTD   ORD          G5876H105      667     100,000 SH          Sole                100,000
NETAPP INC                       COM          64110D104      349      25,000 SH          Sole                 25,000
NETLOGIC MICROSYSTEMS INC        COM          64118B100    1,422      64,618 SH          Sole                 64,618
OPEN TEXT CORP                   COM          683715106    2,528      83,903 SH          Sole                 83,903
POWERSHARES QQQ TRUST            UNIT SER 1   73935A104   14,097     474,000 SH          Sole                474,000
RF MICRO DEVICES INC             COM          749941100      546     700,000 SH          Sole                700,000
SIGMA DESIGNS INC                COM          826565103    1,045     110,000 SH          Sole                110,000
SYBASE INC                       COM          871130100    1,484      59,911 SH          Sole                 59,911
VICOR CORP                       COM          925815102    2,077     314,168 SH          Sole                314,168
VIGNETTE CORP                    COM NEW      926734401    2,000     212,591 SH          Sole                212,591
VMWARE INC CL A                  CL A COM     928563402    1,944      82,050 SH          Sole                 82,050
YAHOO INC                        COM          984332106    4,819     395,000 SH          Sole                395,000


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